Oppenheimer
High Income Fund/VA A Series of Oppenheimer Variable Account Funds

Oppenheimer Variable Account Funds-Oppenheimer High Income Fund/VA

Objective
Oppenheimer High Income Fund/VA,a series of Oppenheimer Variable Account Funds, seeks a high level of current income by investing in high yield, high risk fixed income securities both in the U.S. and abroad, including unrated securities ("junk" bonds) or securities in the lower rating categories. These securities may be considered speculative. Investing in foreign securities entails additional expenses and risks including foreign currency fluctuations while investing in junk bonds carries a greater risk of default.
Narrative by David Negri and Tom Reedy, Co-Portfolio Managers
Oppenheimer High Income Fund/VA generated a total return of —3.74% for the 12 months ended December 31, 2000. [1]This compares to a one-year loss of —3.84% for its benchmark, the Merrill Lynch High Yield Master Index.[2]The past year was a difficult one for the high yield market, which struggled against a combination of restrictive monetary policy, rising default rates and volatile equity markets.
        Beginning in June 1999, the Federal Reserve Board attempted to ward off higher inflation by imposing higher short-term interest rates. By May 2000, the Fed had boosted rates six times, for a total of 1.75%. By fall, the rate hikes seemed to have achieved the desired effect: The U.S. economy decelerated and inflation remained under control. Reassured by this, most of the bond market rallied. Yields fell and prices rose, especially for long-term, high quality bonds.
        Unfortunately for high yield bonds, however, the economic slowdown translated into deteriorating corporate earnings, with some unfavorable side effects. First, the falloff in earnings, coupled with rising energy prices, spooked the equity markets last March, and they remained skittish. Second, slimmer profits made it harder for companies to meet their debt obligations. The default rate on high yield bonds increased as a result. Finally, as compensation for the greater default risk, lenders demanded high interest rates on debt instruments.
        The net result was very high yields (and falling prices) for lower quality bonds. In fact, the difference in yield between long-term Treasuries and long-term, high yield bonds was roughly 10% at one point, which is extremely large by historical standards.
        Against this backdrop, the portfolio benefited from its broad diversification, which helped to limit the impact of losses from any single issue. It also benefited from a selective approach to bonds in the telecommunications area, and from an increased exposure to energy holdings.
        Telecommunications, an industry that relies extensively upon the credit and capital markets, was one of the hardest-hit areas of the high yield market. However, it is important to note that “ telecom” is not a single, monolithic industry; it actually comprises several subsectors, and not all suffered equally this year. In fact, the Fund was invested primarily in a subsector that held up relatively well: wireless companies (e.g., cellular phones, mobile telecommunications, etc.). A strong contributor to the Fund’s performance was SBA Communications Corp.,3 a builder of towers that hold the antennas for wireless communications. SBA Communications benefits from restrictive zoning, which makes it difficult for new competitors to move in on its territories, and from excess capacity, which allows it to install new equipment on existing towers without great expense.
Another strong performer included energy bonds issued by an oil and gas production company[3]and benefited from the huge runup in energy prices since early 2000.

1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund.
2. Merrill Lynch High Yield Master Index is an unmanaged index of fixed rate, coupon bearing bonds with an outstanding par, which is greater than or equal to $100 million, a maturity range greater than or equal to one year and a credit rating which must be rated lower than BBB/Baa3 (by Standard&Poor’s or Moody’s, respectively) but higher than C/D (bonds in default). This index is used as a measure of the performance of the high yield corporate bond market-the market in which Oppenheimer High Income Fund/VA may principally invest.
3. The Fund’s portfolio is subject to change.
Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA

Unfortunately, however, the gains for these and other securities in the portfolio were not sufficient to offset the Fund’s losses. However, we believe the situation for the high yield market and the Fund may change before too long. We expect the U.S. economy to slow to a pace somewhere close to its long-term average annual growth rate (roughly 3%). We also look for tight fiscal policy (i.e., restraints on government spending) and an end to the interest rate increases by the Fed. Historically, periods of moderate economic growth, low inflation, tight fiscal policy and relaxed monetary policy have been positive environments for the high yield market. So, we believe that high yield securities may soon enter a period where their performance will not only be better than the past 12 months, but may even be exceptionally strong by historical standards.
In the meantime, we will continue to use thorough research and analysis to take advantage of opportunities in the high yield market, which is one of the reasons why Oppenheimer High Income Fund/VA remains an important part of The Right Way to Invest.
Management’s discussion of performance.Held back by rising interest rates, higher default rates and volatile equity markets, high yield bonds were the weakest sector of the bond market during the fiscal year that ended December 31, 2000. Interest rate increases meant to rein in economic growth and inflationary pressures also curbed corporate earnings, disrupting the bull market in equities and resulting in more stringent lending standards and higher interest rates on loans. All three factors had a negative impact on high yield bonds, whose yields remained exceptionally high relative to other bond-market sectors. The broadly diversified Fund delivered a better total return than the broad high yield market. This is attributable to beneficial investments in energy and wireless telecommunications bonds and to the Fund’s limited exposure to some of the hardest-hit areas of the high yield market, such as wire-line telecommunications companies.
Oppenheimer Variable Account Funds-Oppenheimer High Income Fund/VA

Comparing the Fund’s performance to the market.The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gain distributions were reinvested in additional shares.
The Fund’s performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of fixed rate, coupon-bearing bonds with an outstanding par, which is greater than or equal to $100 million, a maturity range greater than or equal to one year and a credit rating which must be rated lower than BBB/Baa3 (by Standard&Poor’s or Moody’s, respectively) but higher than C/D (bonds in default). This index is used as a measure of the performance of the high yield corporate bond market-the market in which High Income Fund principally invests. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index, and the index excludes bonds in default.

Because of ongoing market volatility, the Fund’s performance has been subject to short-term fluctuations and current performance may be less than the results shown. For updates on the Fund’s performance, please call us at 1.800.981.2871.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products, which offer this fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gain distributions.
Past performance is not predictive of future performance.
Statement of Investments December 31, 2000

	Principal	Market Value
	Amount	See Note 1

Corporate Loans—0.3%

Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 12.81%, 12/22/01(1)(2) (Cost $989,737)	$1,005,410	$1,005,411

Mortgage-Backed Obligations—1.9%

AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(1)	200,000	158,625

Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates: Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)	167,000	134,422
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(2)	167,000	129,777
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(2)	166,000	118,573

CBA Mortgage Corp., Mtg. Pass-Through Certificates: Series 1993-C1, Cl. E, 6.72%, 12/25/03(1)(2)	250,000	231,328
Series 1993-C1, Cl. F, 6.72%, 12/25/03(1)(2)	700,000	613,594

First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates: Series 1997-CHL1, Cl. D, 8.001%, 5/25/08(1)(2)	300,000	254,719
Series 1997-CHL1, Cl. E, 8.124%, 2/25/11(1)(2)	1,500,000	1,120,781

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates: Series 1996-C1, Cl. E, 7.398%, 3/15/06(1)(2)	835,342	744,107
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(1)	254,890	220,958

Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates: Series 1994-C1, Cl. E, 8%, 6/25/26	599,868	588,902
Series 1994-C2, Cl. G, 8%, 4/25/25	637,944	618,906
Series 1995-C1, Cl. F, 6.90%, 2/25/27	350,652	329,778

Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates, Series 1996-B, Cl. 1, 7.136%, 4/25/26(1)	1,386,878	965,614
Total Mortgage-Backed Obligations (Cost $6,203,379)		6,230,084

Loan Participations—1.2%

Shoshone Partners Loan Trust Sr. Nts., 8.507%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase Manhattan Bank and the Trust)(1) (2) (Cost $5,451,623)	5,360,000	4,095,144
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Corporate Bonds and Notes—73.1%

Aerospace/Defense—1.3% BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08	$ 900,000	$ 897,750

Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts., Series 1997-1, Cl. 1, 1/1/01(1)	800,000	786,000

Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08(1)	1,750,000	1,601,250

Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09(1)	1,000,000	745,000

Loral Space&Communications Ltd., 9.50% Sr. Nts., 1/15/06	700,000	472,500 4,502,500

Chemicals—2.1% Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09	800,000	794,000

ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07(1)	250,000	76,875

Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07	500,000	470,000

Huntsman Corp./ICI Chemical Co. plc: 10.125% Sr. Unsec. Sub. Nts., 7/1/09	600,000	586,500
10.125% Sr. Unsec. Sub. Nts., 7/1/09EUR	500,000	475,318

Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09[3]	800,000	224,000

Lyondell Chemical Co.: 9.625% Sr. Sec. Nts., Series A, 5/1/07	750,000	729,375
9.875% Sec. Nts., Series B, 5/1/07	600,000	583,500
10.875% Sr. Sub. Nts., 5/1/09	300,000	282,750

PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(1)	500,000	117,500

Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(4)	700,000	129,500

Polymer Group, Inc.: 8.75% Sr. Sub. Nts., 3/1/08(1)	1,500,000	967,500
9% Sr. Unsec. Sub. Nts., Series B, 7/1/07	1,000,000	665,00 0

Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09(1)	500,000	352,500

Sterling Chemicals, Inc.: 11.75% Sr. Unsec. Sub. Nts., 8/15/06	200,000	97,000
12.375% Sr. Sec. Nts., Series B, 7/15/06	600,000	555,000 7,106,318
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Consumer Non-Durables—1.4% AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(1)(5)	$1,080,000	$ 410,400

AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08	1,000,000	776,25 0

Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08	752,000	715,340

Galey&Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08	500,000	272,500

Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)(4)	900,000	90

Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07	425,000	189,125

Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06	1,600,000	1,184,000

Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05	1,000,000	976,250

Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(4)	600,000	21,000 4,544,955

Energy—5.1% Belden&Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07	500,000	435,000

Chesapeake Energy Corp.: 9.125% Sr. Unsec. Nts., 4/15/06	1,000,000	1,012,500
9.625% Sr. Unsec. Nts., Series B, 5/1/05	1,000,000	1,033,750

Clark Refinancing&Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07	700,000	388,500

Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08	800,000	698,000

Empresa Electrica del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(1)	1,000,000	272,500

Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09	800,000	797,000

Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05	2,400,000	2,580,000

Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08	1,025,000	571,437

Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp., 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09	500,000	527,500

Nuevo Energy Co., 9.375% Sr. Sub. Nts., 10/1/10(6)	700,000	705,250

Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08	1,000,000	855,000

Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07	800,000	792,000

R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06	1,000,000	1,185,000

RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08	1,600,000	1,240,000

RBF Finance Co.: 11% Sr. Sec. Nts., 3/15/06	1,000,000	1,162,500
11.375% Sr. Sec. Nts., 3/15/09	500,000	580,000

Statia Terminals International NV/Statia Terminals (Canada), Inc., 11.75% First Mtg. Nts., Series B, 11/15/03	225,000	232,875

Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07	735,000	746,025

Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(5)	1,325,000	1,093,125 16,907,962
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Financial—1.7% Americredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06	$ 800,000	$ 764,000

AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05	900,000	508,500

ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06	325,000	307,125

Bakrie Investindo, Zero Coupon Promissory Nts., 3/26/1998(1)(4)(7)IDR	1,000,000,000	15,504

Bank Plus Corp., 12% Sr. Nts., 7/18/07	517,000	431,695

Finova Capital Corp., 7.25% Nts., 11/8/04	1,000,000	601,06 0

LaBranche&Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/1/07	600,000	633,000

Local Financial Corp., 11% Sr. Nts., 9/8/04(6)	800,000	804,000

Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)	450,000	267,750

PT Polysindo Eka Perkasa, 24% Nts., 6/19/03(4)(7)IDR	657,200,000	8,831

Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08	1,500,000	1,275,000

Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(4)(7)	240,000	73,200 5,689,665

Food&Drug—0.5% Family Restaurants, Inc.: 9.75% Sr. Nts., 2/1/02	1,300,000	357,500
10.875% Sr. Sub. Disc. Nts., 2/1/04	100,000	20,500

Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07	1,000,000	690,000

Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07	325,000	307,125

Rite Aid Corp., 10.50% Sr. Sec. Nts., 9/15/02(6)	300,000	196,500 1,571,625

Food/Tobacco—1.1% Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08	700,000	488,250

Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(5)	501,000	383,265

Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05	1,300,000	1,033,500

SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08	925,000	868,344

Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07	1,175,000	781,375 3,554,734
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Forest Products/Containers—2.4% American Pad&Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(1)(4)(7)	$ 200,000	$ 9,000

Ball Corp.: 7.75% Sr. Unsec. Nts., 8/1/06	700,000	684,250
8.25% Sr. Unsec. Sub. Nts., 8/1/08	800,000	774,000

Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04	1,700,000	722,500

Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07	300,000	190,500

Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09	750,000	778,125

Repap New Brunswick, Inc.: 9% First Priority Sr. Sec. Nts., 6/1/04	450,000	465,750
10.625% Second Priority Sr. Sec. Nts., 4/15/05	1,000,000	1,036,250
11.50% Sr. Sec. Nts., 6/1/04	500,000	560,000

Riverwood International Corp.: 10.625% Sr. Unsec. Nts., 8/1/07	1,000,000	1,005,000
10.875% Sr. Sub. Nts., 4/1/08	500,000	452,500

SD Warren Co., 14% Unsec. Nts., 12/15/06(8)	1,158,749	1,263,036 7,940,911

Gaming/Leisure—4.4% Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(1)(4)(7)	9,500	—

Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07	840,000	783,300

Coast Hotel&Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09	500,000	486,875

Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09	800,000	740,000

Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07	500,000	518,750

Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07	1,000,000	1,015,000

Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07	1,000,000	1,007,500

Intrawest Corp., 9.75% Sr. Nts., 8/15/08	1,500,000	1,515,000

Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06	1,000,000	965,000

Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07	1,250,000	1,240,625

Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09	1,500,000	1,505,625

Premier Parks, Inc.: 0%/10% Sr. Disc. Nts., 4/1/08(5)	1,200,000	834,000
9.25% Sr. Nts., 4/1/06	600,000	579,000
9.75% Sr. Nts., 6/15/07	300,000	292,500

Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06	1,000,000	946,250

Station Casinos, Inc.: 9.75% Sr. Sub. Nts., 4/15/07	800,000	814,000
10.125% Sr. Sub. Nts., 3/15/06	800,000	832,000

Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04	500,000	492,500 14,567,925
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Healthcare—2.3% Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09	$ 715,000	$ 754,325

Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08	2,525,000	2,304,062

ICN Pharmaceuticals, Inc.: 8.75% Sr. Nts., 11/15/08(1)	300,000	301,500
9.75% Sr. Nts., 11/15/08(6)	1,065,000	1,070,325

King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09	919,000	974,140

Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08	1,200,000	846,000

Tenet Healthcare Corp.: 8.625% Sr. Sub. Nts., 1/15/07	300,000	308,625
9.25% Sr. Nts., 9/1/10	850,000	927,562

Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09	250,000	272,500 7,759,039

Housing—1.1% Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06	500,000	127,500

D.R. Horton, Inc.: 8% Sr. Nts., 2/1/09	500,000	452,500
9.75% Sr. Sub. Nts., 9/15/10	900,000	850,500

Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10	600,000	519,000

Nortek, Inc.: 9.125% Sr. Unsec. Nts., Series B, 9/1/07	1,400,000	1,270,500
9.25% Sr. Nts., Series B, 3/15/07	625,000	573,437 3,793,437

Information Technology—3.3% Amkor Technologies, Inc.: 9.25% Sr. Unsec. Nts., 5/1/06	800,000	758,000
10.50% Sr. Unsec. Sub. Nts., 5/1/09	500,000	471,250

Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09	1,000,000	872,500

Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09	250,000	211,250

Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05	500,000	462,500

EchoStar Broadband Corp., 10.375% Sr. Nts., 10/1/07(6)	5,600,000	5,530,000

Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07	850,000	803,250

Fisher Scientific International, Inc.: 9% Sr. Unsec. Sub. Nts., 2/1/08	750,000	699,375
9% Sr. Unsec. Sub. Nts., 2/1/08	365,000	340,362

Flextronics International Ltd., 9.875% Sr. Sub. Nts., 7/1/10(6)	700,000	686,000

Seagate Technology International, 12.50% Sr. Unsec. Sub. Nts., 11/15/07(6)	350,000	332,500 11,166,987
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Manufacturing—1.9% Actuant Corp., 13% Sr. Sub. Nts., 5/1/09	$ 600,000	$ 549,000

AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11	1,200,000	699,000

Blount, Inc., 13% Sr. Sub. Nts., 8/1/09	800,000	620,000

Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07	400,000	102,000

Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08	850,000	556,750

Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08	1,600,000	152,000

Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07	250,000	188,750

Insilco Corp., 12% Sr. Sub. Nts., 8/15/07	1,200,000	1,194,000

International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05	500,000	490,000

Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07	700,000	591,500

Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08	560,000	159,600

Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07	560,000	495,600

Terex Corp.: 8.875% Sr. Unsec. Sub. Nts., 4/1/08(1)	400,000	346,500
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08	400,000	346,500 6,491,200

Media/Entertainment: Broadcasting—1.4% AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06(8)	148,500	165,206

Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07	975,000	1,004,250

Citadel Broadcasting Co., 9.25% Sr. Unsec. Sub. Nts., 11/15/08	500,000	487,500

Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08	900,000	726,750

Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09	1,000,000	930,000

Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04	400,000	410,000

Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09	800,000	708,000

Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07	200,000	182,250 4,613,956
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Cable/Wireless Video—6.9% Adelphia Communications Corp.: 7.875% Sr. Unsec. Nts., 5/1/09	$ 360,000	$ 295,200
8.125% Sr. Nts., Series B, 7/15/03	1,000,000	935,000
8.375% Sr. Nts., Series B, 2/1/08	1,000,000	865,000
9.25% Sr. Nts., 10/1/02	390,000	382,200
9.875% Sr. Nts., Series B, 3/1/07	140,000	131,250
10.50% Sr. Unsec. Nts., Series B, 7/15/04	340,000	337,450
10.875% Sr. Unsec. Nts., 10/1/10	250,000	242,500

Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(5)	3,150,000	1,834,875
8.25% Sr. Unsec. Nts., 4/1/07	350,000	318,500

Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10	750,000	341,250

CSC Holdings, Inc.: 7.875% Sr. Unsec. Debs., 2/15/18	1,000,000	936,532
10.50% Sr. Sub. Debs., 5/15/16(1)	250,000	272,500

Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05	2,350,000	2,115,000

Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08(1)	400,000	328,000

Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(5)	500,000	207,500

EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09	1,000,000	975,000

Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09	700,000	698,250

NTL Communications Corp.: 0%/9.78% Sr. Nts., 11/15/09(5)EUR	500,000	242,940
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(5)	1,000,000	545,000
9.875% Sr. Unsec. Nts., Series B, 11/15/09EUR	600,000	474,614
11.50% Sr. Unsec. Nts., Series B, 10/1/08	1,600,000	1,420,000

NTL, Inc.: 0%/9.75% Sr. Nts., Series B, 4/15/09(5)GBP	3,225,000	2,119,702
10% Sr. Nts., Series B, 2/15/07	1,055,000	915,213

Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD	500,000	327,064

Telewest Communications plc: 0%/9.25% Sr. Disc. Nts., 4/15/09(5)	1,500,000	708,750
0%/9.875% Sr. Disc. Nts., 4/15/09(5)GBP	1,300,000	917,567
11% Sr. Disc. Debs., 10/1/07	990,000	886,050
11.25% Sr. Nts., 11/1/08	1,990,000	1,786,025

United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(5)	1,040,000	431,600

United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09	1,400,000	903,000 22,893,532

Media/Entertainment: Diversified Media—1.6% Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09	1,250,00 0	1,100,000

Carmike Cinemas, Inc., 9.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09(4)(7)	1,250,000	331,250

GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(6)	414,526	402,319

IPC Magazines Group plc, 0%/10.75% Bonds, 3/15/08(5)GBP	1,200,000	1,057,610

Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06	815,000	843,525

Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08	500,000	352,500

TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09	250,000	243,438

WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp., 12.75% Sr. Sub. Nts., 11/15/09	1,000,000	806,250
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Diversified Media (continued) Ziff Davis Media, Inc., 12% Sr. Sub. Nts., 7/15/10(6)	$ 200,000	$ 158,000 5,294,892

Media/Entertainment: Telecommunications—11.7% 360networks, Inc.: 12% Sr. Unsec. Sub. Nts., 8/1/09	200,000	150,000
13% Sr. Unsec. Nts., 5/1/08EUR	1,200,000	878,81 0

Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07	1,000,000	385,000

Colo.com, Units (each unit consists of $1,000 principal amount of 13.875% sr. nts., 3/15/10 and one warrant to purchase 19.9718 shares of common stock at $.01 per share)(6)(9)	600,000	381,000

COLT Telecom Group plc: 0%/12% Sr. Unsec. Disc. Nts., 12/15/06(5)	1,775,000	1,615,250
7.625% Bonds, 7/31/08DEM	1,675,000	735,740
10.125% Sr. Nts., 11/30/07GBP	200,000	304,735

Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07	800,000	684,000

Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(5)	1,000,000	125,000

Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)	1,000,000	705,000

ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09EUR	500,000	576,320

Exodus Communications, Inc.: 10.75% Sr. Nts., 12/15/09EUR	1,000,000	805,107
10.75% Sr. Unsec. Sub. Nts., 12/15/09	250,000	216,250
11.25% Sr. Nts., 7/1/08	1,900,000	1,700,500
11.625% Sr. Nts., 7/15/10(6)	1,300,000	1,163,500

FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(5)	500,000	57,500

FLAG Telecom Holdings Ltd.: 11.625% Sr. Nts., 3/30/10(1)EUR	250,000	183,086
11.625% Sr. Unsec. Nts., 3/30/10	250,000	196,250

Focal Communications Corp.: 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(5)	200,000	85,000
11.875% Sr. Unsec. Nts., Series B, 1/15/10	1,000,000	685,000

Global Crossing Holdings Ltd.: 9.125% Sr. Unsec. Nts., 11/15/06	1,000,000	962,500
9.625% Sr. Unsec. Nts., 5/15/08	2,000,000	1,890,000

Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06EUR	350,000	133,089

GST Telecommunications, Inc., 0%/12.75% Sr. Sub. Nts., 11/15/07(1)(4)(5)(7)	1,250,000	13,750

Intermedia Communications, Inc.: 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(5)	1,200,000	486,000
8.875% Sr. Nts., 11/1/07	460,000	324,300

Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09EUR	2,000,000	1,211,181

KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(5)	1,900,000	133,000

Level 3 Communications, Inc.: 0%/10.50% Sr. Disc. Nts., 12/1/08(5)	1,100,000	599,500
9.125% Sr. Unsec. Nts., 5/1/08	1,500,000	1,218,750
11% Sr. Unsec. Nts., 3/15/08	1,750,000	1,548,750
11.25% Sr. Unsec. Nts., 3/15/10	500,000	437,500

McLeodUSA, Inc., 8.125% Sr. Unsec. Nts., 2/15/09	1,300,000	1,121,250
Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Telecommunications (continued) Metromedia Fiber Network, Inc.: 10% Sr. Nts., 12/15/09	$1,250,000	$ 1,043,750
10% Sr. Nts., 12/15/09EUR	500,000	399,056
10% Sr. Unsec. Nts., Series B, 11/15/08	1,600,000	1,336,00 0

Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07(5)	214,074	100,615

MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts., 4/1/10	1,200,000	540,000

Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07(5)DEM	500,000	150,016

Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09	1,350,000	1,086,750

NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10	800,000	60,000

Ntelos, Inc., 13% Sr. Nts., 8/15/10(6)	1,000,000	705,000

OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(4)	750,000	468,750

PSINet, Inc.: 10.50% Sr. Unsec. Nts., 12/1/06EUR	1,000,000	286,365
11% Sr. Nts., 8/1/09	1,000,000	265,000

Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(5)	500,000	458,631

RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10	500,000	257,50 0

Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10	800,000	188,000

RSL Communications plc: 10.50% Sr. Unsec. Nts., 11/5/08	1,000,000	70,000
12.875% Sr. Unsec. Nts., 3/1/10	1,000,000	65,000

Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09EUR	1,200,000	1,002,745

Teligent, Inc., 11.50% Sr. Nts., 12/1/07	400,000	54,000

Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08	700,000	647,500

United Pan-Europe Communications NV: 0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(5)	1,000,000	310,000
10.875% Sr. Nts., 8/1/09EUR	250,000	151,398
11.25% Sr. Nts., Series B, 11/1/09EUR	500,000	302,795

Versatel Telecom International BV, 11.875% Sr. Nts., 7/15/09	800,000	484,000

Versatel Telecom International NV, 11.25% Sr. Nts., 3/30/10EUR	600,000	360,538

Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08	600,000	183,00 0

WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(5)	2,100,000	493,500

Williams Communications Group, Inc.: 10.875% Sr. Unsec. Nts., 10/1/09	3,000,000	2,250,000
11.70% Sr. Unsec. Nts., 8/1/08(6)	2,000,000	1,610,000

Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10	700,000	465,500

XO Communications, Inc.: 9% Sr. Unsec. Nts., 3/15/08	800,000	620,000
9.625% Sr. Nts., 10/1/07	500,000	402,500
10.75% Sr. Unsec. Nts., 11/15/08	400,000	332,000 38,862,527

Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Wireless Communications—10.1% AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09(5)	$ 800,000	$ 460,000

Alamosa PCS Holdings, Inc., 0%/12.875% Sr. Unsec. Disc. Nts., 2/15/10(5)	200,000	94,000

Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07	200,000	69,000

CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1)(4)(5)(7)	1,834,000	13,755

Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08	800,000	756,000

Crown Castle International Corp.: 0%/10.375% Sr. Disc. Nts., 5/15/11(5)	700,000	474,250
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(5)	940,000	756,700
9% Sr. Nts., 5/15/11	750,000	729,375
10.75% Sr. Nts., 8/1/11	1,200,000	1,254,000

CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(5)	1,000,000	387,500

Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10	1,200,000	450,000

Horizon PCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 10/1/10 and one warrant to purchase 12.9 shares of Cl. A common stock at $5.88 per share)(5)(6)(9)	1,300,000	539,500

IPCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., 7/15/10 and one warrant to purchase 2,971,830 shares of common stock)(5)(6)(9)	750,000	303,750

Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10	550,000	321,750

Microcell Telecommunications, Inc.: 0%/12% Sr. Unsec. Disc. Nts., 6/1/09(1)	1,000,000	670,000
0%/14% Sr. Disc. Nts., Series B, 6/1/06(5)	700,000	672,000

Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(5)	300,000	237,000

Nextel Communications, Inc.: 0%/9.75% Sr. Disc. Nts., 10/31/07(5)	250,000	185,625
0%/10.65% Sr. Disc. Nts., 9/15/07(5)	2,000,000	1,585,000
9.375% Sr. Unsec. Nts., 11/15/09	2,100,000	1,963,500

Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(6)	2,200,000	2,475,000

ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)(4)	600,000	63,000

Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(1)(5)	1,150,000	304,750

Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(5)	2,400,000	1,284,000

Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub. Nts., 12/1/09EUR	400,000	356,782

Price Communications Wireless, Inc.: 9.125% Sr. Sec. Nts., Series B, 12/15/06	800,000	814,000
11.75% Sr. Sub. Nts., 7/15/07	425,000	452,625

Real Time Data Co., 13% Disc. Nts., 5/31/09(6)(8)	447,513	461,332

Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	1,900,000	1,757,500

SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(5)	2,820,000	2,199,600

Spectrasite Holdings, Inc.: 0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(5)	675,000	371,250
0%/12% Sr. Disc. Nts., 7/15/08(5)	1,640,000	1,016,800
10.75% Sr. Unsec. Nts., Series B, 3/15/10	500,000	466,250

TeleCorp PCS, Inc.: 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(5)	800,000	551,000
10.625% Sr. Unsec. Sub. Nts., 7/15/10	1,600,000	1,632,000

Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Media/Entertainment: Wireless Communications (continued) Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(5)	$ 800,000	$ 552,000

Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(5)	600,000	477,000

US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(5)	2,500,000	1,150,000

VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09	5,016,311	5,398,805 33,706,399

Metals/Minerals—1.6% AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(1)	750,000	11,250

AK Steel Corp.: 7.875% Sr. Unsec. Nts., 2/15/09	500,000	446,250
9.125% Sr. Nts., 12/15/06	1,200,000	1,149,000

California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09	500,000	422,500

Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(1)	1,500,000	783,750

International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08(1)	400,000	274,000

Kaiser Aluminum&Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03	600,000	411,000

Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(1)	1,000,000	275,000

Metallurg, Inc., 11% Sr. Nts., 12/1/07	740,000	595,700

National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09	600,000	243,000

P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	800,000	801,000

Republic Technologies International LLC/RTI Capital Corp., 13.75% Sr. Sec. Nts., 7/15/09	500,000	52,500 5,464,950

Retail—0.7% Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(5)	2,000,000	1,020,000

Finlay Enterprises, Inc., 9% Debs., 5/1/08	900,000	787,500

Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08	600,000	537,000 2,344,500

Service—3.6% Allied Waste North America, Inc.: 7.625% Sr. Nts., Series B, 1/1/06	800,000	762,000
7.875% Sr. Unsec. Nts., Series B, 1/1/09	500,000	466,250
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09	2,500,000	2,368,750

American Plumbing&Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08	500,000	483,750

AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(5)(5)	450,000	33,188

Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)	940,000	314,900

Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08	1,000,000	903,750

Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07(1)	350,000	159,250

Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07(1)	625,000	515,625

Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09	600,000	537,000

Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Service (continued) IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09	$ 650,000	$ 510,250

Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09	750,000	678,750

Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(1)	1,500,000	1,132,969

Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05(1)	1,200,000	774,000

Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09	700,000	731,500

United Rentals, Inc.: 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09	350,000	264,250
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09	1,700,000	1,300,500 11,936,682

Transportation—4.9% America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05	1,000,000	875,000

Amtran, Inc.: 9.625% Nts., 12/15/05(1)	800,000	668,000
10.50% Sr. Nts., 8/1/04(1)	1,200,000	1,069,500

Atlas Air, Inc.: 9.25% Sr. Nts., 4/15/08(1)	1,325,000	1,305,125
9.375% Sr. Unsec. Nts., 11/15/06	1,000,000	985,000
10.75% Sr. Nts., 8/1/05	700,000	724,500

Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06	1,200,000	330,000

Dura Operating Corp.: 9% Sr. Sub. Nts., Series B, 5/1/09	1,300,000	1,085,500
9% Sr. Sub. Nts., Series B, 5/1/09EUR	300,000	233,786

Great Lakes Dredge&Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08	915,000	910,425

Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06	600,000	453,000

HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(1)	500,000	150,000

Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.675% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase five shares of common stock) (2)(9)	700,000	367,500

Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(6)	1,000,000	495,000

Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07	2,125,000	1,455,625

Pacific&Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07(1)	285,079	129,711

Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08	1,500,000	990,000

Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09	800,000	392,000

Trans World Airlines, Inc.: 11.50% Sr. Sec. Nts., 12/15/04(10)	950,000	517,750
14% Lease Equipment Trust, 7/2/08(1)	775,535	643,694

Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts., Series B, 12/15/03	2,600,000	2,626,000 16,407,116

Statement of Investments (Continued)

	Principal	Market Value
	Amount	See Note 1

Utility—2.0% AES Corp. (The), 9.375% Sr. Unsec. Nts., 9/15/10	$1,100,000	$ 1,130,250

AES Drax Energy Ltd., 11.50% Sr. Sec. Bonds, 8/30/10(6)	1,000,000	1,070,000

Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10	300,000	295,500

Calpine Corp., 8.75% Sr. Nts., 7/15/07	545,000	525,051

CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07	2,000,000	2,086,030

El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11(11)	555,000	609,304

ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11	1,000,000	942,370 6,658,505
Total Corporate Bonds and Notes (Cost $297,118,382)		243,780,317
	Shares

Preferred Stocks—4.6%

AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(8)	11,006	13,757

CGA Group Ltd., Series A(1)(8)	97,034	2,425,850

Chesapeake Energy Corp., 7% Cv., Non-Vtg.	27,000	2,067,187

Dobson Communications Corp.: 12.25% Sr. Exchangeable, Non-Vtg.(8)	1,395	1,194,469
13% Sr. Exchangeable, Non-Vtg.(8)	1,213	1,094,732

e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1)(8)	496	35,960

Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)(7)	8,000	131,000

Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)	20	302

Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable(8)	7,500	661,875

ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(8)	342	34

Intermedia Communications, Inc., 13.50% Exchangeable, Series B(8)	1,033	519,083

Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(7)(8)	7,274	909

Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(8)	1,431	1,219,928

Pacific&Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A(1)(7)(8)	16,406	82,030

Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(1)(8)	54	492,750

PRIMEDIA, Inc.: 8.625% Exchangeable, Series H, Non-Vtg.	10,000	751,250
9.20% Exchangeable, Series F, Non-Vtg.	2,500	195,625

Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(8)	1,740	1,396,350

SF Holdings Group, Inc.: 13.75% Exchangeable(6	55	166,375
13.75% Exchangeable, Series B, Non-Vtg.(8)	196	592,900

Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(6)	10,000	805,000

XO Communications, Inc.: 13.50% Sr., Series E(8)	693	320,513
14% Cum. Sr. Exchangeable Redeemable(8)	36,874	1,115,439
Total Preferred Stocks (Cost $21,335,470)		15,283,318
Statement of Investments (Continued)

		Market Value
	Shares	See Note 1

Common Stocks—0.2%

Aurora Foods, Inc.(1)(7)	12,397	$ 15,109

Celcaribe SA(6)(7)	121,950	198,169

ECM Fund, Limited Partnership Interest(1)	150	131,437

Equitable Bag, Inc.(1)(7)	3,723	3,723

Forest Oil Corp.(7)	5,000	184,375

Geotek Communications, Inc.(1)(7)	226	2

Gulfstream Holding, Inc.(7)	56	—

ICO Global Communication Holdings Ltd.(7)	42,107	147,375

OpTel, Inc., Non-Vtg.(1)(7)	945	9

SF Holdings Group, Inc., Cl. C(1)(7)	7,250	36,250

WRC Media Corp.(1)(7)	1,353	14
Total Common Stocks (Cost $747,513)		716,463
	Units

Rights, Warrants and Certificates—0.4%

ASAT Finance LLC Wts., Exp. 11/1/06	500	15,250

CellNet Data Systems, Inc. Wts., Exp. 10/1/07(6)	1,434	896

CGA Group Ltd. Wts., Exp. 6/16/07(1)	62,000	18,600

Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1)	1,100	13,200

Clearnet Communications, Inc. Wts., Exp. 9/15/05	660	21,93 5

Concentric Network Corp. Wts., Exp. 12/15/07(1)	750	322,781

Covergent Communications, Inc. Wts., Exp. 4/1/08(1)	2,000	21,000

Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08	1,750	—

Diva Systems Corp. Wts., Exp. 3/1/08(1)	1,500	12,188

e.spire Communications, Inc. Wts., Exp. 11/1/05(1)	475	1,711

Equinix, Inc. Wts., Exp. 12/1/07(1)	1,000	110,125

Geotek Communications, Inc. Wts., Exp. 7/15/05(1)	52,500	525

Golden State Bancorp, Inc. Wts., Exp. 1/1/01	15,626	18,556

Gothic Energy Corp. Wts.: Exp. 1/23/03	8,351	—
Exp. 1/23/03(1)	4,766	48
Exp. 9/1/04	14,000	—

ICG Communications, Inc. Wts., Exp. 9/15/05	5,940	757

ICO Global Communication Holdings Ltd. Wts.: Exp. 5/16/06(1)	10,561	2,640
Exp. 5/16/06	16	18

In-Flight Phone Corp. Wts., Exp. 8/31/02	950	—

Insilco Corp. Wts., Exp. 8/15/07(1)	765	765

KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)	2,455	5,065

Leap Wireless International, Inc. Wts., Exp. 4/15/10(1)	550	2,269

Long Distance International, Inc. Wts., Exp. 4/13/08(1)	800	80

Loral Space&Communications Ltd. Wts., Exp. 1/15/07(1)	800	4,150
Statement of Investments (Continued)

		Market Value
	Units	See Note 1

Rights, Warrants and Certificates (continued)

Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(1)	3,200	$ 132,592

Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)	1,500	15

Ntelos, Inc. Wts., Exp. 8/15/10	1,000	3,125

Pathmark Stores, Inc. Wts., Exp. 9/19/10	20,000	96,250

PLD Telekom, Inc. Wts., Exp. 3/31/03(1)	170	9

Protection One Alarm Monitoring, Inc. Wts.: Exp. 11/1/03(1)	28,000	49,000
Exp. 6/30/05(1)	1,600	160

R&B Falcon Corp. Wts., Exp. 5/1/09(6)	1,000	488,750

Real Time Data Co. Wts., Exp. 5/31/04(1)	121,440	1,214

Republic Technologies International LLC Wts., Exp. 7/15/09(1)	500	5

Telergy, Inc. Wts., Exp. 9/25/10(1)	2,019	20

WAM!NET, Inc. Wts., Exp. 3/1/05(1)	5,250	47,906
Total Rights, Warrants and Certificates (Cost $249,248)		1,391,605
	Principal
	Amount

Structured Instruments—1.2%

Bear Stearns, Inc., High Yield Bond Index Linked Nts.:10%, 2/16/01	$ 3,000,000	2,713,500
10%, 3/14/01	1,500,000	1,344,000
Total Structured Instruments (Cost $4,500,000)		4,057,500

Repurchase Agreements-15.1%

Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $50,271,994 on 1/2/01, collateralized by Government National Mortgage Assn., 6.50%—8.50%, 2/15/27— 12/20/30, with a value of $59,067,009 (Cost $50,238,000)	50,238,000	50,238,000

Total Investments, at Value (Cost $386,833,352)	98.0%	326,797,842

Other Assets Net of Liabilities	2.0	6,734,699
Net Assets	100.0%	$333,532,541

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
    CAD—Canadian Dollar   DEM—German Mark
     EUR—Euro                   GBP—British Pound Sterling     IDR—Indonesian Rupiah
1. Identifies issues considered to be illiquid or restricted-See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Zero-coupon bond reflects the effective yield on the date of purchase.
4. Issuer is in default.
5. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable interest rate at a designated future date.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,748,166 or 6.22% of the Fund’s net assets as of December 31, 2000.
7. Non-income-producing security.
8. Interest or dividend is paid in kind.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
10. Securities with an aggregate market value of $517,750 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.
Statement of Assets and Liabilities December 31, 2000

Assets Investments, at value (including repurchase agreement of $50,238,000 (cost $386,833,352)—see accompanying statement	$326,797,842

Cash	22,848

Receivables and other assets: Interest, dividends and principal paydowns	7,186,708
Shares of beneficial interest sold	459,147
Other	4,964
Total assets	334,471,509

Liabilities Unrealized depreciation on foreign currency contracts	231,826

Payables and other liabilities: Shares of beneficial interest redeemed	466,274
Daily variation on futures contracts	192,431
Closed foreign currency contracts	14,538
Transfer and shareholder servicing agent fees	1,112
Trustees’ compensation	1,033
Other	31,754
Total liabilities	938,968

Net Assets	$333,532,541

Composition of Net Assets Par value of shares of beneficial interest	$35,997

Additional paid-in capital	382,737,169

Undistributed net investment income	34,837,377

Accumulated net realized loss on investments and foreign currency transactions	(24,044,477)

Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(60,033,525)

Net assets-applicable to 35,996,926 shares of beneficial interest outstanding	$333,532,541

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$9.27
See accompanying Notes to Financial Statements.
Statement of Operations For the Year Ended December 31, 2000

Investment Income Interest (net of foreign withholding taxes of $7,257)	$ 34,666,883

Dividends	2,367,815

Total income	37,034,698

Expenses Management fees	2,436,299

Custodian fees and expenses	21,638

Trustees’ compensation	5,275

Transfer and shareholder servicing agent fees	3,029

Other	119,452
Total expenses	2,585,693
Less expenses paid indirectly	(9,325)
Net expenses	2,576,368

Net Investment Income	34,458,330

Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investments	(12,865,761)
Closing of futures contracts	(311,826)
Foreign currency transactions	568,453
Net realized loss	(12,609,134)

Net change in unrealized depreciation on: Investments	(33,314,922)
Translation of assets and liabilities denominated in foreign currencies	(1,145,911)
Net change	(34,460,833)
Net realized and unrealized loss	(47,069,967)

Net Decrease in Net Assets Resulting from Operations	$(12,611,637)
See accompanying Notes to Financial Statements.
Statement of Changes in Net Assets

	Year Ended December 31,
	2000	1999

Operations Net investment income	$ 34,458,330	$ 32,738,738

Net realized gain (loss)	(12,609,134)	(5,996,441)

Net change in unrealized appreciation (depreciation)	(34,460,833)	(12,106,097)

Net increase (decrease) in net assets resulting from operations	(12,611,637)	14,636,200

Dividends and/or Distributions to Shareholders Dividends from net investment income	(33,307,606)	(23,246,834)

Beneficial Interest Transactions Net increase in net assets resulting from beneficial interest transactions	38,623,186	20,876,575

Net Assets Total increase (decrease)	(7,296,057)	12,265,941

Beginning of period	340,828,598	328,562,657
End of period (including undistributed net investment income of $34,837,377 and $32,932,864, respectively)	$333,532,541	$340,828,598
See accompanying Notes to Financial Statements.
Financial Highlights

	Year Ended December 31,
	2000	1999	1998	1997	1996

Per Share Operating Data Net asset value, beginning of period	$10.72	$11.02	$11.52	$11.13	$10.63

Income (loss) from investment operations: Net investment income	1.00	1.01	.95	.94	.97
Net realized and unrealized gain (loss)	(1.36)	(.55)	(.90)	.37	.58

Total income (loss) from investment operations	(.36)	.46	.05	1.31	1.55

Dividends and/or distributions to shareholders: Dividends from net investment income	(1.09)	(.76)	(.25)	(.91)	(1.05)
Distributions from net realized gain	—	—	(.30)	(.01)	—

Total dividends and/or distributions to shareholders	(1.09)	(.76)	(.55)	(.92)	(1.05)

Net asset value, end of period	$ 9.27	$10.72	$11.02	$11.52	$11.13

Total Return, at Net Asset Value(1)	(3.74)%	4.29%	0.31%	12.21%	15.26%

Ratios/Supplemental Data Net assets, end of period (in thousands)	$333,533	$340,829	$328,563	$291,323 ;	$191,293

Average net assets (in thousands)	$329,260	$340,519	$322,748	$223,617	$157,203

Ratios to average net assets:(2) Net investment income	10.47%	9.61%	8.65%	8.88%	9.18%
Expenses	0.79%	0.75%	0.78%(3)	0.82%(3)	0.81%(3

Portfolio turnover rate	31%	33%	161%	168%	125%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
Notes to Financial Statements

1. Significant Accounting Policies
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income from investment in high yield, fixed income securities. The Trust’s investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes’ volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 2000, the market value of these securities comprised 1.2% of the Fund’s net assets and resulted in unrealized losses in the current period of $442,500. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $1,147,630, representing 0.34% of the Fund’s net assets, were in default.

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
Notes to Financial Statements (Continued)

1. Significant Accounting Policies (continued)
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2000, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:
Expiring
2006	$ 3,401,577
2007	4,933,260
2008	11,572,833

Dividends and Distributions to Shareholders.Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in undistributed net investment income of $753,789. Accumulated net realized loss on investments was increased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

Expense Offset Arrangements.Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other.Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
      The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $409,614 decrease to cost of securities and a corresponding $409,614 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Notes to Financial Statements (Continued)

2. Shares of Beneficial Interest The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:
	Year Ended December 31, 2000		Year Ended December 31, 1999
	Shares	Amount	Shares	Amount

sold	14,844,051	$ 144,443,891	13,810,332	$ 149,141,858
Dividends and/or distributions reinvested	3,447,992	33,307,606	2,201,405	23,246,834
Redeemed	(14,076,683)	(139,128,311)	(14,037,090)	(151,512,117)
Net increase	41,215,360	$ 38,623,186	1,974,647	$ 20,876,575

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $104,563,318 and $93,055,987, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $389,350,679 was:
Gross unrealized appreciation	$ 6,216,418
Gross unrealized depreciation	(68,769,255)
Net unrealized depreciation	$(62,552,837)

4. Fees and Other Transactions with Affiliates
Management Fees.Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund’s management fee for the year ended December 31, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.

Transfer Agent Fees.OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost. Effective January 1, 2001, the Fund ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
       The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
       The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.
Notes to Financial Statements (Continued)

5. Foreign Currency Contracts (continued) As of December 31, 2000, the Fund had outstanding foreign currency contracts as follows:
Contract Description	Expiration Date	Contract Amount (000s)	Valuation as of December 31, 2000	Unrealized Depreciation

Contracts to Sell British Pound Sterling (GBP)	6/5/01	2,785GBP	$4,168,035	$169,608
Canadian Dollar (CAD)	4/2/01	540CAD	360,142	4,879
Euro (EUR)	2/12/01	1,165 EUR	1,095,936	57,339
Total Unrealized Depreciation				$231,826

6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices “financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
      The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
       Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a c hange in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2000, the Fund had outstanding futures contracts as follows:
Contract Description	Expiration Date	Number of Contracts	Valuation as of December 31, 2000	Unrealized Appreciation Depreciation

Contracts to Purchase Nasdaq 100 Index	3/15/01	12	$2,849,400	$161,400
Standard & Poor’s 500 Index	3/15/01	10	3,337,500	(52,500)
U.S. Treasury Nts., 10 yr.	3/21/01	35	3,670,078	114,844 $223,744
Notes to Financial Statements (Continued)

7. Illiquid or Restricted Securities
As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $29,629,457, which represents 8.88% of the Fund’s net assets, of which $3,220,797 is considered restricted. Information concerning restricted securities is as follows:
Security	Acquisition Date	Cost per Unit	Valuation Per Unit as of December 31, 2000	Unrealized Appreciation (Depreciation )

Bonds Trans World Airlines, Inc., 14% Lease Equipment Trust, 7/2/08	3/19/98	101.00%	83.00%	$(139,596)
Stocks and Warrants CGA Group Ltd., Preferred Stock, Series A	6/17/98-12/29/98	$ 24.97-25.03	$ 25.00	(110)
CGA Group Ltd. Wts., Exp. 6/16/07	6/17/97	0.00	0.30	18,600
ECM Fund, Limited Partnership Interest	4/14/92	1,000.00	876.00	(18,563)
Geotek Communications, Inc.	4/6/00	0.00	0.01	2
Real Time Data Co. Wts., Exp.5/31/04	6/30/99	0.01	0.01	—
Independent Auditors’ Report

To the Board of Trustees and Shareholders of Oppenheimer High Income Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer High Income Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte&Touche LLP Denver, Colorado January 23, 2001
Shareholder Meeting (Unaudited)

On September 20, 2000, a shareholder meeting was held at which the following items and proposals were approved, as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal No. 1:
Election of Trustees
Nominee	For	Withheld/Abstain	Total

William L. Armstrong	525,148,434.513	12,998,236.894	538,146,671.407
Robert G. Avis	525,194,975.808	12,951,695.599	538,146,671.407
George C. Bowen	525,246,167.352	12,900,504.055	538,146,671.407
Edward L. Cameron	525,257,205.636	12,889,465.771	538,146,671.407
Jon S. Fossel	525,310,855.983	12,835,815.424	538,146,671.407
Sam Freedman	525,227,181.129	12,919,490.278	538,146,671.407
Raymond J. Kalinowski	524,816,532.104	13,330,139.303	538,146,671.407
C. Howard Kast	524,372,698.626	13,773,972.781	538,146,671.407
Robert M. Kirchner	524,456,936.182	13,689,735.225	538,146,671.407
Bridget A. Macaskill	525,301,814.052	12,844,857.355	538,146,671.407
F. William Marshall	525,238,164.224	12,908,507.183	538,146,671.407
James C. Swain	525,158,864.886	12,987,806.521	538,146,671.407
For	Against	Withheld/Abstain	Total

Proposal No. 2: Ratification of the selection of Deloitte&Touche LLP as independent auditors for the Fund for the fiscal year beginning January 1, 2001.
513,094,436.430	5,088,293.356	19,963,941.621	538,146,671.407
Proposal No. 3(a): Approval to eliminate the fundamental policy for Oppenheimer High Income Fund/VA on investing in the securities of companies for the purpose of exercising control of management.
28,896,852.225	1,528,376.790	1,858,192.653	32,283,421.668
Proposal No. 3(b): Approval to eliminate the fundamental policy for Oppenheimer High Income Fund/VA on purchasing the securities of issuers in which officers or trustees have an interest.
28,099,091.674	2,294,652.219	1,889,677.775	32,283,421.668
Proposal No. 3(c): Approval to eliminate the fundamental policy for Oppenheimer High Income Fund/VA on investing in oil, gas or other mineral explorations or development programs.
28,962,371.797	1,365,115.729	1,955,934.142	32,283,421.668
Proposal No. 4: Approval to change four of the fundamental policies for Oppenheimer High Income Fund/VA to permit the Fund to participate in an inter-fund lending arrangement.
28,920,981.661	1,271,460.182	2,090,979.825	32,283,421.668
Proposal No. 6: Approval of authorizing the Trustees to adopt an Amended and Restated Declaration of Trust.
487,784,405.554	19,090,438.484	31,271,827.369	538,146,671.407
Federal Income Tax Information (Unaudited)

Oppenheimer High Income Fund/VAOppenheimer High Income Fund/VA#Shareholder Meeting (Unaudited)Notes to Financial Statements Oppenheimer High Income Fund/VAOppenheimer High Income Fund/VA#Federal Income Tax Information (Unaudited)In early 2001 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2000. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service .
      Dividends of $1.0932 per share were paid to shareholders on March 17, 2000, all of which was designated as ordinary income for federal income tax purposes.
      Dividends paid by the Fund during the fiscal year ended December 31, 2000, which are not designated as capital gain distributions should be multiplied by 5.88% to arrive at the net amount eligible for the corporate dividend-received deduction.
The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
Oppenheimer High Income Fund/VA
A Series of Oppenheimer Variable Account Funds

Officers and Trustees	James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William L. Armstrong, Trustee
Robert G. Avis, Trustee
George C. Bowen,Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
F. William Marshall, Trustee
David P. Negri, Vice President
Thomas P. Reedy, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurre
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Transfer Agent	OppenheimerFunds Services

Custodian of Portfolio Securities	The Bank of New York

Independent Auditors	Deloitte&Touche LLP

Legal Counsel	Myer, Swanson, Adams&Wolf, P.C.

For more complete information about Oppenheimer High Income Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
©Copyright 2001 OppenheimerFunds, Inc. All rights reserved.